Unaudited Interim Condensed Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares	Additional paid in capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 46	$ 63,033	$ (54,814)	$ 8,265
Balance (in Shares) at Dec. 31, 2022		1,987,005
Issuance of shares as a result of exercise of warrants		$ 1	(1)
Issuance of shares as a result of exercise of warrants (in Shares)		24,431
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[1]	$ 21	5,374		5,395
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	[1]	986,842
Share-based payment			165		165
Net loss for the period				(5,835)	(5,835)
Balance at Jun. 30, 2023		$ 68	68,571	(60,649)	7,990
Balance (in Shares) at Jun. 30, 2023		2,998,278
Balance at Dec. 31, 2023		$ 68	68,681	(65,962)	2,787
Balance (in Shares) at Dec. 31, 2023		2,998,278
Cancelation of the par value of ordinary shares (See Note 3E)		$ (68)	68
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs	[2]		1,404		1,404
Issuance of units of ordinary shares and pre-funded warrants, net of issuance costs (in Shares)	[2],[3]	3,554,200
Exercise of warrants to ordinary shares, net of issuance costs	[4]		23,791		23,791
Exercise of warrants to ordinary shares, net of issuance costs (in Shares)	[4]	12,258,487
Classification of warrant liabilities to equity warrants (See Note 3A)			6,143		6,143
Share-based payment			95		95
Net loss for the period				(24,324)	(24,324)
Balance at Jun. 30, 2024			$ 100,182	$ (90,286)	$ 9,896
Balance (in Shares) at Jun. 30, 2024		18,810,965

[1]	Issuance costs in the amount of approximately $603.
[2]	Issuance costs in the amount of approximately $39.
[3]	Including 1,902,742 Pre-funded Warrants which were exercised to 1,902,742 ordinary shares during February and March 2024 (see Note 3B).
[4]	Issuance costs in the amount of approximately $187.